JUDICIAL DEPOSITS AND GARNISHMENTS	12 Months Ended
Dec. 31, 2018
JUDICIAL DEPOSITS AND GARNISHMENTS
JUDICIAL DEPOSITS AND GARNISHMENTS

9)  JUDICIAL DEPOSITS AND GARNISHMENTS

In some situations, in connection with a legal requirement or to suspension of tax liability, judicial deposits are made to secure the continuance of the claims under discussion.

Judicial deposits are recorded at historical cost and updated according to prevailing legislation.

	12.31.18	12.31.17
Judicial deposits
Tax	1,929,594	4,230,917
Labor	522,201	885,338
Civil	1,164,835	1,205,807
Regulatory	208,447	200,627
Total	3,825,077	6,522,689
Garnishments	84,937	141,116
Total	3,910,014	6,663,805

Current	313,007	324,638
Non-current	3,597,007	6,339,167

The table below presents the composition of the balances as at December 31, 2018 and December 31, 2107 of the tax judicial deposits (segregated and summarized by tribute).

	12.31.18	12.31.17
Contribution to Empresa Brasil de Comunicação (EBC)	—	1,238,068
Telecommunications Inspection Fund (FISTEL)	44,771	1,161,061
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	551,937	518,474
Universal Telecommunication Services Fund (FUST)	503,246	484,649
Social Contribution Tax for Intervention in the Economic Order (CIDE)	278,685	270,612
State Value-Added Tax (ICMS)	239,220	273,264
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	141,759	134,688
Withholding Income Tax (IRRF)	55,425	45,846
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	39,672	37,965
Other taxes, charges and contributions	74,879	66,290
Total	1,929,594	4,230,917

A brief description of the main tax-related judicial deposits is as follows:

•Contribution to Empresa Brasil de Comunicação (“EBC”)

On behalf of its members, Sinditelebrasil (Union of Telephony, and Mobile and Personal Services) is challenging in court payment of the Contribution to Foster Public Radio Broadcasting to EBC, introduced by Law No. 11.652/2008. The Company and TData, as union members, made court deposits relating to that contribution.

In the third quarter of 2018, the Company and TData had their accepted requests for conversion into income of the amounts deposited in court in the amount of R$1,378,170 to benefit EBC, with the maintenance of the discussion in progress. As a result, the Company and TData made the write-off of judicial deposits against the provisioned amounts (Note 19).

•Telecommunications Inspection Fund (“FISTEL”)

The Company has legal proceedings involving the collection by ANATEL of the Installation Inspection Fee ("TFI") on the renewal of the licenses.

In the second quarter of 2018, the judicial discussion regarding the exclusion of the calculation basis of the ("TFI") and Inspection and Operation Fee ("TFF") of mobile (cellular) stations that are not owned by the Company was unfavorable to the Company after it withdrew its appeal. Consequently, the amount of R$1,126,810 deposited judicially was handed over to ANATEL (Note 19).